Acquisition of Consumer Advances Portfolio (Details) (CAD) In Thousands, unless otherwise specified	Jan. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Deferred tax liability	(2,524)
Total consideration	116,334
Consumer advances receivable [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total acquired assets	50,014
Non-compete agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total acquired assets	15,524
Favorable supplier relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total acquired assets	14,220
Proprietary knowledge [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total acquired assets	2,280
Expense to settle pre-existing relationships with third-party lenders [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total acquired assets	36,820